Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
God Bless America ETF
Shareholder Report [Line Items]
Fund Name	God Bless America ETF
Class Name	God Bless America ETF
Trading Symbol	YALL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at 855-434-4080 or by writing to the God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-434-4080
Additional Information Website	www.godblessamericaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
God Bless America ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended August 31, 2025, the God Bless America ETF delivered a strong return of 18.57%, outperforming the S&P 500 Total Return Index, which returned 15.88% over the same period. Since inception on October 10, 2022, the Fund has returned 32.29%, versus 24.10% for the S&P 500 Total Return Index. This outperformance reflects our commitment to investing in the strength, resilience, and innovation of American companies. In keeping with our mission to support U.S.-listed businesses that prioritize shareholder value, the Fund invests at least 80% of its net assets in equity securities across all eleven sectors of the S&P 500, with over 90% of the portfolio actively invested throughout the period.

Despite a challenging landscape that included economic uncertainty, increased volatility, and heightened geopolitical tensions, American enterprise proved its grit. While some sectors faced headwinds, others showcased the resilience that defines our nation’s economy—and our investment strategy was positioned to benefit. In a year defined by uncertainty abroad and challenges at home, the God Bless America ETF (YALL) stayed true to its mission: investing in the strength, character, and freedom-driven spirit of American enterprise.

What factors influenced performance?

While the Fund remained structurally underweight in the information technology sector relative to the S&P 500 Total Return Index, strong stock selection and active positioning within the sector contributed positively to returns.

Additionally, stock selection in the consumer staples and materials sectors further bolstered performance—underscoring our commitment to companies that embody the work ethic and backbone of the American economy.

However, not all sectors marched forward. Our overweight positions in the healthcare and energy sectors detracted from overall performance. Stock selection within energy, in particular, was a drag during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Period Ended August 31, 2025	1 Year	Since Inception (10/10/2022)
God Bless America ETF	18.57%	32.29%
S&P 500® Total Return Index	15.88%	24.10%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.godblessamericaetf.com for more recent performance information.
Net Assets	$ 95,422,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 5,639.95
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$95,422
Number of Holdings	41
Total Advisory Fee	$563,995
Portfolio Turnover Rate	16%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp	7.2
Broadcom Inc	6.6
Tesla Inc	6.5
Boeing Co/The	5.4
Palantir Technologies Inc	5.4
Charles Schwab Corp/The	4.6
Costco Wholesale Corp	4.5
Electronic Arts Inc	4.3
HCA Healthcare Inc	4.2
Regions Financial Corp	3.8

Material Fund Change [Text Block]	How has the Fund changed? Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of the Trust.